Related party advances and expenses (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018
Related Party Advances And Expenses Tables Abstract
Advances from related parties

	September 30,	June 30,
	2018	2018

Advances from its Directors	$996,620	$1,066,278
Advances from related party	808,280	189,795
Advances from holding company	740,091	$740,091
Total	$2,544,991	$1,996,164

	June 30,	June 30,
	2018	2017

Advances from its Directors	$1,066,278	$1,086,254
Advances from related party	189,795	-
Advances from holding company	740,091	$657,465
Total	$1,996,164	$1,743,719